Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement of cash flows [abstract]
Net income attributable to equity holders of Sanofi		€ 4,306	€ 8,416	[1],[2]	€ 4,709	[1],[2]
Net (income)/loss of the exchanged/held-for-exchange Animal Health business	[3]	13	(4,643)	[1],[2]	(314)	[1],[2]
Non-controlling interests, excluding BMS	[4]	22	38	[1],[2]	5	[1],[2]
Share of undistributed earnings from investments accounted for using the equity method		(471)	(47)	[1],[2]	(85)	[1],[2]
Depreciation, amortization and impairment of property, plant and equipment and intangible assets		4,279	3,686	[1],[2]	3,301	[1],[2]
Gains and losses on disposals of non-current assets, net of tax	[5]	(797)	(97)	[1],[2]	(244)	[1],[2]
Net change in deferred taxes		(727)	(909)	[1],[2]	(542)	[1],[2]
Net change in non-current provisions and other non-current liabilities	[6]	(265)	321	[1],[2]	20	[1],[2]
Cost of employee benefits (stock options and other share-based payments)		284	263	[1],[2]	241	[1],[2]
Impact of the workdown of acquired inventories remeasured at fair value		114	166	[1],[2]
Other profit or loss items with no cash effect		69	38	[1],[2]	(83)	[1],[2]
Operating cash flow before changes in working capital and excluding the exchanged/held-for-exchange Animal Health business		6,827	7,232	[1],[2]	7,008	[1],[2]
(Increase)/decrease in inventories		(701)	(144)	[1],[2]	(326)	[1],[2]
(Increase)/decrease in accounts receivable		(35)	(529)	[1],[2]	168	[1],[2]
Increase/(decrease) in accounts payable		270	577	[1],[2]	447	[1],[2]
Net change in other current assets and other current liabilities		(814)	243	[1],[2]	541	[1],[2]
Net cash provided by/(used in) operating activities excluding the exchanged/held-for-exchange Animal Health business	[7]	5,547	7,379	[1],[2]	7,838	[1],[2]
Net cash provided by/(used in) operating activities of the exchanged/held-for-exchange Animal Health business	[1],[2]				346
Acquisitions of property, plant and equipment and intangible assets		(1,977)	(1,956)	[1],[2]	(2,083)	[1],[2]
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[8],[9]	12,857	(1,151)	[1],[2]	(426)	[1],[2]
Acquisitions of other equity investments		(137)	(61)	[1],[2]	(108)	[1],[2]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[10]	2,163	535	[1],[2]	209	[1],[2]
Net change in other non-current assets		(58)	(263)	[1],[2]	(103)	[1],[2]
Net cash provided by/(used in) investing activities excluding the exchanged/held-for-exchange Animal Health business		(12,866)	(2,896)	[1],[2]	(2,511)	[1],[2]
Net cash provided by/(used in) investing activities of the exchanged/held-for-exchange Animal Health business	[1],[2]				(126)
Net cash inflow from the exchange of the Animal Health business for BI's Consumer Healthcare business	[11]	(6)	3,535	[1],[2]
Issuance of Sanofi shares		177	319	[1],[2]	305	[1],[2]
to shareholders of Sanofi		(3,773)	(3,710)	[1],[2]	(3,759)	[1],[2]
to non-controlling interests, excluding BMS	[4]	(14)	(15)	[1],[2]	(21)	[1],[2]
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control		(77)	(37)	[1],[2]	(11)	[1],[2]
Additional long-term debt contracted		9,677	41	[1],[2]	4,773	[1],[2]
Repayments of long-term debt		(787)	(2,368)	[1],[2]	(2,576)	[1],[2]
Net change in short-term debt		(168)	30	[1],[2]	96	[1],[2]
Acquisitions of treasury shares		(1,101)	(2,162)	[1],[2]	(2,908)	[1],[2]
Net cash provided by/(used in) financing activities excluding the exchanged/held-for-exchangeAnimal Health business		3,934	(7,902)	[1],[2]	(4,101)	[1],[2]
Net cash provided by/(used in) financing activities of the exchanged/held-for-exchangeAnimal Health business	[1],[2]				111
Impact of exchange rates on cash and cash equivalents		1	(74)	[1],[2]	(101)	[1],[2]
Net change in cash and cash equivalents		(3,390)	42	[1],[2]	1,125	[1],[2]
Cash and cash equivalents, beginning of period	[1],[2]	10,315	10,273		9,148
Cash and cash equivalents, end of period		€ 6,925	€ 10,315	[1],[2]	€ 10,273	[1],[2]

[1]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[3]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); (see Notes D.2. and D.36.).
[4]	See Note C.2. to the financial statements for the year ended December 31, 2017.
[5]	Includes non-current financial assets.
[6]	This line item includes contributions paid to pension funds (see Note D.19.1.).
[7]	Including: 2018 2017 2016 - Income tax paid (2,058) (1,734) (2,096) - Interest paid (excluding cash flows on derivative instruments used to hedge debt) (412) (347) (401) - Interest received (excluding cash flows on derivative instruments used to hedge debt) 72 56 56 - Dividends received from non-consolidated entities 1 8 9
[8]	The main cash effect of the exchange of the Animal Health business for BI's Consumer Healthcare business was the receipt by Sanofi of a balancing cash payment of €4,207 million. Consequently, all of the cash flows arising from this exchange transaction during 2017 are presented in a separate line item, Net cash inflow from the exchange of the Animal Health business for BI's Consumer Healthcare business (see Note D.2.).
[9]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations.
[10]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets, including (for 2018) an amount of €1,598 million (net of transaction costs) for the divestment of the European Generics business (see Note D.1.1).
[11]	For the year ended December 31, 2017, this line item comprises (i) the receipt by Sanofi of a balancing cash payment of €4,207 million; (ii) reimbursements of intragroup accounts with Merial entities totaling €967 million; (iii) the €1,784 million payment of the tax due on the gain arising on the divestment; and (iv) the cash held by the BI subsidiaries acquired by Sanofi. The total consideration for the sale of the Animal Health business to BI was €10,557 million, and the consideration for the acquisition of BI's Consumer Healthcare business was €6,239 million (see Note D.36.).